UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)
Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 28, 2024
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Large Cap Growth Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXGSX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Large Cap Growth Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Growth Fund (Institutional Class/MXGSX)	$62.00	0.62%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,519M
Total number of portfolio holdings	82
Total advisory fee paid	$4.3M
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	9.13%
Amazon.com Inc	7.39%
Alphabet Inc Class C	6.26%
NVIDIA Corp	6.13%
Eli Lilly & Co	4.95%
Apple Inc	4.90%
Mastercard Inc Class A	3.16%
Meta Platforms Inc Class A	2.84%
Amphenol Corp Class A	2.29%
Advanced Micro Devices Inc	2.00%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Large Cap Growth Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXLGX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Large Cap Growth Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Growth Fund (Investor Class/MXLGX)	$98.00	0.98%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,519M
Total number of portfolio holdings	82
Total advisory fee paid	$4.3M
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	9.13%
Amazon.com Inc	7.39%
Alphabet Inc Class C	6.26%
NVIDIA Corp	6.13%
Eli Lilly & Co	4.95%
Apple Inc	4.90%
Mastercard Inc Class A	3.16%
Meta Platforms Inc Class A	2.84%
Amphenol Corp Class A	2.29%
Advanced Micro Devices Inc	2.00%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Large Cap Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXVHX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Large Cap Value Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Institutional Class/MXVHX)	$60.00	0.60%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,532M
Total number of portfolio holdings	174
Total advisory fee paid	$4.6M
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Exxon Mobil Corp	2.44%
Microsoft Corp	2.36%
QUALCOMM Inc	2.28%
Citigroup Inc	2.13%
Walmart Inc	2.00%
Charles Schwab Corp	1.69%
Philip Morris International Inc	1.68%
American International Group Inc	1.64%
Bank of America Corp	1.58%
AbbVie Inc	1.58%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Large Cap Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXEQX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Large Cap Value Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Investor Class/MXEQX)	$96.00	0.96%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,532M
Total number of portfolio holdings	174
Total advisory fee paid	$4.6M
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Exxon Mobil Corp	2.44%
Microsoft Corp	2.36%
QUALCOMM Inc	2.28%
Citigroup Inc	2.13%
Walmart Inc	2.00%
Charles Schwab Corp	1.69%
Philip Morris International Inc	1.68%
American International Group Inc	1.64%
Bank of America Corp	1.58%
AbbVie Inc	1.58%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Large Cap Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor II / MXHAX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Large Cap Value Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Investor II Class/MXHAX)	$81.00	0.81%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,532M
Total number of portfolio holdings	174
Total advisory fee paid	$4.6M
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Exxon Mobil Corp	2.44%
Microsoft Corp	2.36%
QUALCOMM Inc	2.28%
Citigroup Inc	2.13%
Walmart Inc	2.00%
Charles Schwab Corp	1.69%
Philip Morris International Inc	1.68%
American International Group Inc	1.64%
Bank of America Corp	1.58%
AbbVie Inc	1.58%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower S&P 500® Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXKWX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower S&P 500® Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P 500® Index Fund (Institutional Class/MXKWX)	$14.00	0.14%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,457M
Total number of portfolio holdings	506
Total advisory fee paid	$3.2M
Portfolio turnover rate as of the end of the reporting period	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	7.25%
NVIDIA Corp	6.63%
Apple Inc	6.63%
Amazon.com Inc	3.85%
Meta Platforms Inc Class A	2.41%
Alphabet Inc Class A	2.34%
Alphabet Inc Class C	1.96%
Berkshire Hathaway Inc Class B	1.61%
Eli Lilly & Co	1.58%
Broadcom Inc	1.53%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower S&P 500® Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXVIX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower S&P 500® Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P 500® Index Fund (Investor Class/MXVIX)	$49.00	0.49%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,457M
Total number of portfolio holdings	506
Total advisory fee paid	$3.2M
Portfolio turnover rate as of the end of the reporting period	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	7.25%
NVIDIA Corp	6.63%
Apple Inc	6.63%
Amazon.com Inc	3.85%
Meta Platforms Inc Class A	2.41%
Alphabet Inc Class A	2.34%
Alphabet Inc Class C	1.96%
Berkshire Hathaway Inc Class B	1.61%
Eli Lilly & Co	1.58%
Broadcom Inc	1.53%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.

("Empower Funds")
Empower Large Cap Growth Fund	Empower Large Cap Value Fund
Institutional Class Ticker / MXGSX	Institutional Class Ticker / MXVHX
Investor Class Ticker / MXLGX	Investor Class Ticker / MXEQX
Investor II Class Ticker / MXHAX
Empower S&P 500® Index Fund
Institutional Class Ticker / MXKWX
Investor Class Ticker / MXVIX
(the "Fund(s)")
Semi-Annual Report
June 28, 2024
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.19%
58,231	Freeport-McMoRan Inc	$ 2,830,026
Communications — 26.92%
10,507	Airbnb Inc Class A(a)	1,593,176
506,996	Alphabet Inc Class C	92,993,206
567,689	Amazon.com Inc(a)	109,705,899
25,394	Arista Networks Inc(a)	8,900,090
5,805	Booking Holdings Inc	22,996,507
58,288	CDW Corp	13,047,186
45,983	DoorDash Inc Class A(a)	5,002,031
17,468	FactSet Research Systems Inc	7,131,660
4,100	MercadoLibre Inc(a)	6,737,940
83,648	Meta Platforms Inc Class A	42,176,995
50,435	Motorola Solutions Inc	19,470,432
33,083	Netflix Inc(a)	22,327,055
11,685	Palo Alto Networks Inc(a)	3,961,332
68,116	Shopify Inc Class A(a)	4,499,062
20,201	Spotify Technology SA(a)	6,338,872
27,741	Trade Desk Inc Class A(a)	2,709,463
387,226	Uber Technologies Inc(a)	28,143,585
111,846	Walt Disney Co	11,105,190
		408,839,681
Consumer, Cyclical — 6.68%
1,803	AutoZone Inc(a)	5,344,272
138,650	Chipotle Mexican Grill Inc(a)	8,686,423
141,088	Copart Inc(a)	7,641,326
57,043	DR Horton Inc	8,039,070
21,922	Marriott International Inc Class A	5,300,082
14,486	O'Reilly Automotive Inc(a)	15,298,085
105,156	Ross Stores Inc	15,281,270
30,405	Starbucks Corp	2,367,029
63,768	Tesla Inc(a)	12,618,412
151,019	TJX Cos Inc	16,627,192
4,781	WW Grainger Inc	4,313,610
		101,516,771
Consumer, Non-Cyclical — 14.49%
20,830	Block Inc(a)	1,343,327
92,488	Celsius Holdings Inc(a)(b)	5,280,140
133,165	Colgate-Palmolive Co	12,922,331
47,629	Danaher Corp	11,900,105
118,320	Edwards Lifesciences Corp(a)	10,929,218
81,117	Eli Lilly & Co	73,441,709
63,915	Intuitive Surgical Inc(a)	28,432,588
15,241	McKesson Corp	8,901,354
18,440	Monster Beverage Corp(a)	921,078
80,457	PepsiCo Inc	13,269,773
17,684	Quanta Services Inc	4,493,327
13,090	Regeneron Pharmaceuticals Inc(a)	13,757,983
30,683	Thermo Fisher Scientific Inc	16,967,699
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
37,434	Vertex Pharmaceuticals Inc(a)	$ 17,546,065
		220,106,697
Energy — 1.11%
6,348	Cheniere Energy Inc	1,109,821
28,424	ConocoPhillips	3,251,138
263,265	Schlumberger NV	12,420,841
		16,781,800
Financial — 6.79%
29,595	Blackstone Inc	3,663,861
120,092	Intercontinental Exchange Inc	16,439,394
55,662	KKR & Co Inc	5,857,869
106,410	Mastercard Inc Class A	46,943,835
71,714	Progressive Corp	14,895,715
58,204	Visa Inc Class A	15,276,804
		103,077,478
Industrial — 6.65%
504,155	Amphenol Corp Class A	33,964,922
75,003	Eaton Corp PLC	23,517,191
27,057	Illinois Tool Works Inc	6,411,427
16,729	Jabil Inc	1,819,948
18,471	Rockwell Automation Inc	5,084,697
25,052	Trane Technologies PLC	8,240,355
7,866	TransDigm Group Inc	10,049,680
81,303	Veralto Corp	7,761,997
47,547	Vertiv Holdings Co Class A	4,116,144
		100,966,361
Technology — 34.62%
38,998	Adobe Inc(a)	21,664,949
183,214	Advanced Micro Devices Inc(a)	29,719,144
345,425	Apple Inc	72,753,413
2,648	ASML Holding NV	2,708,189
16,783	Broadcom Inc	26,945,610
2,685	Fair Isaac Corp(a)	3,997,052
6,376	HubSpot Inc(a)	3,760,501
43,890	Intuit Inc	28,844,947
8,979	Lam Research Corp	9,561,288
102,494	Microchip Technology Inc	9,378,201
303,519	Microsoft Corp	135,657,817
3,801	MongoDB Inc(a)	950,098
737,164	NVIDIA Corp	91,069,242
190,003	Oracle Corp	26,828,423
92,508	QUALCOMM Inc	18,425,743
71,044	Salesforce Inc	18,265,412
10,044	ServiceNow Inc(a)	7,901,314
15,161	Synopsys Inc(a)	9,021,705

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Technology — (continued)
48,095	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	$ 8,359,392
		525,812,440
TOTAL COMMON STOCK — 97.45% (Cost $976,707,234)		$1,479,931,254
GOVERNMENT MONEY MARKET MUTUAL FUNDS
5,379,326	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 5.26%(d)	5,379,326
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.36% (Cost $5,379,326)		$5,379,326
TOTAL INVESTMENTS — 97.81% (Cost $982,086,560)		$1,485,310,580
OTHER ASSETS & LIABILITIES, NET — 2.19%		$33,315,991
TOTAL NET ASSETS — 100.00%		$1,518,626,571
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 28, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 28, 2024.
ADR	American Depositary Receipt
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.53%
154,806	CF Industries Holdings Inc	$ 11,474,221
94,583	DuPont de Nemours Inc	7,612,986
51,143	Eastman Chemical Co	5,010,480
278,491	Freeport-McMoRan Inc	13,534,662
237,216	International Paper Co	10,235,870
49,134	PPG Industries Inc	6,185,479
		54,053,698
Communications — 3.80%
38,339	AT&T Inc	732,658
19,951	Charter Communications Inc Class A(a)	5,964,551
50,302	Cisco Systems Inc	2,389,848
229,434	Comcast Corp Class A	8,984,635
600,964	News Corp Class A	16,568,578
40,463	News Corp Class B	1,148,745
62,463	T-Mobile US Inc	11,004,731
71,630	Verizon Communications Inc	2,954,021
85,020	Walt Disney Co	8,441,636
		58,189,403
Consumer, Cyclical — 8.54%
58,928	BJ's Wholesale Club Holdings Inc(a)	5,176,236
16,350	Cummins Inc	4,527,805
21,235	Dollar General Corp	2,807,904
317,037	General Motors Co	14,729,539
42,383	Hilton Worldwide Holdings Inc	9,247,971
132,551	Kohl's Corp	3,047,347
157,612	Las Vegas Sands Corp	6,974,331
215,984	Mattel Inc(a)	3,511,900
6,845	O'Reilly Automotive Inc(a)	7,228,731
153,935	PulteGroup Inc	16,948,244
534,936	Southwest Airlines Co	15,304,519
56,566	Target Corp	8,374,030
24,985	TJX Cos Inc	2,750,849
446,593	Walmart Inc	30,238,812
		130,868,218
Consumer, Non-Cyclical — 24.84%
139,204	AbbVie Inc	23,876,270
240,985	AstraZeneca PLC Sponsored ADR	18,794,420
54,416	Becton Dickinson & Co	12,717,563
11,834	Biogen Inc(a)	2,743,358
140,750	Boston Scientific Corp(a)	10,839,158
89,746	Bristol-Myers Squibb Co	3,727,151
12,647	Cardinal Health Inc	1,243,453
23,811	Centene Corp(a)	1,578,669
60,722	Cigna Group	20,072,872
295,429	Coca-Cola Co	18,804,056
63,377	Colgate-Palmolive Co	6,150,104
228,425	Conagra Brands Inc	6,491,839
209,371	Corteva Inc	11,293,472
120,635	CVS Health Corp	7,124,703
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
37,262	Elevance Health Inc	$ 20,190,787
29,538	GE HealthCare Technologies Inc	2,301,601
3,267	Humana Inc	1,220,714
59,103	Johnson & Johnson	8,638,494
625,355	Kenvue Inc	11,368,954
92,578	Kimberly-Clark Corp	12,794,280
28,696	McKesson Corp	16,759,612
80,924	Medtronic PLC	6,369,528
113,803	Merck & Co Inc	14,088,811
15,626	Mondelez International Inc Class A	1,022,565
135,816	Pfizer Inc	3,800,132
250,484	Philip Morris International Inc	25,381,544
105,021	Procter & Gamble Co	17,320,063
17,385	Regeneron Pharmaceuticals Inc(a)	18,272,156
106,286	Sanofi SA	10,250,556
19,219	Sanofi SA ADR	932,506
25,705	Thermo Fisher Scientific Inc	14,214,865
116,019	Tyson Foods Inc Class A	6,629,326
12,393	United Rentals Inc	8,014,925
37,508	UnitedHealth Group Inc	19,101,324
503,774	Viatris Inc	5,355,118
100,186	Zimmer Biomet Holdings Inc	10,873,187
		380,358,136
Energy — 8.13%
103,388	Baker Hughes Co	3,636,156
11,010	Chevron Corp	1,722,184
121,935	ConocoPhillips	13,946,925
104,332	Enbridge Inc	3,713,175
41,108	EOG Resources Inc	5,174,264
147,405	EQT Corp	5,451,037
319,492	Exxon Mobil Corp	36,779,920
15,413	Hess Corp	2,273,726
61,489	Marathon Oil Corp	1,762,889
309,023	Shell PLC	11,082,036
156,084	Suncor Energy Inc	5,946,800
81,654	TC Energy Corp(b)	3,095,337
217,427	TotalEnergies SE	14,557,563
32,578	TotalEnergies SE Sponsored ADR(b)	2,172,300
59,755	Valero Energy Corp	9,367,194
91,060	Williams Cos Inc	3,870,050
		124,551,556
Financial — 22.13%
333,733	American International Group Inc	24,776,338
18,002	American Tower Corp REIT	3,499,229
97,689	Apollo Global Management Inc	11,534,140
281,038	AXA SA	9,209,964
601,664	Bank of America Corp	23,928,177
20,943	Bank of New York Mellon Corp	1,254,276
101,955	Capital One Financial Corp	14,115,670

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
346,596	Charles Schwab Corp	$ 25,540,660
58,613	Chubb Ltd	14,951,004
506,054	Citigroup Inc	32,114,187
23,938	CME Group Inc	4,706,211
270,356	Equitable Holdings Inc	11,046,746
159,906	Equity Residential REIT	11,087,882
202,148	Fifth Third Bancorp	7,376,381
138,854	Gaming & Leisure Properties Inc REIT	6,277,589
25,333	Goldman Sachs Group Inc	11,458,623
99,419	Hartford Financial Services Group Inc	9,995,586
646,815	Huntington Bancshares Inc	8,525,022
90,110	JPMorgan Chase & Co	18,225,649
97,223	Loews Corp	7,266,447
205,498	MetLife Inc	14,423,905
26,160	Morgan Stanley	2,542,490
69,504	PNC Financial Services Group Inc	10,806,482
194,575	Rayonier Inc REIT	5,660,187
89,072	Rexford Industrial Realty Inc REIT	3,971,720
43,245	State Street Corp	3,200,130
166,175	US Bancorp	6,597,147
199,716	Vornado Realty Trust REIT	5,250,534
320,665	Wells Fargo & Co	19,044,294
368,679	Weyerhaeuser Co REIT	10,466,797
		338,853,467
Industrial — 11.79%
22,367	3M Co	2,285,684
72,283	Ball Corp	4,338,426
50,221	Boeing Co(a)	9,140,724
126,120	CRH PLC	9,456,478
49,670	CSX Corp	1,661,462
53,808	FedEx Corp	16,133,791
26,242	GE Vernova Inc(a)	4,500,765
83,726	General Electric Co	13,309,922
73,034	Honeywell International Inc	15,595,680
119,819	Ingersoll Rand Inc	10,884,358
109,150	Johnson Controls International PLC	7,255,200
61,308	L3Harris Technologies Inc	13,768,551
17,247	Norfolk Southern Corp	3,702,758
23,298	Northrop Grumman Corp	10,156,763
32,456	Otis Worldwide Corp	3,124,215
109,088	RTX Corp	10,951,344
52,994	Siemens AG	9,863,536
119,303	Stanley Black & Decker Inc	9,531,117
36,166	Stericycle Inc(a)	2,102,330
48,086	TE Connectivity Ltd	7,233,577
13,321	Union Pacific Corp	3,014,009
58,802	United Parcel Service Inc Class B	8,047,054
119,911	Vontier Corp	4,580,600
		180,638,344
Shares		Fair Value
Technology — 9.24%
13,267	Accenture PLC Class A	$ 4,025,340
5,383	Advanced Micro Devices Inc(a)	873,176
46,347	Applied Materials Inc	10,937,429
53,846	Fiserv Inc(a)	8,025,208
115,832	Intel Corp	3,587,317
79,733	Microsoft Corp	35,636,664
39,525	NXP Semiconductors NV	10,635,783
115,276	Oracle Corp	16,276,971
173,101	QUALCOMM Inc	34,478,257
5,099	Salesforce Inc	1,310,953
141,128	Samsung Electronics Co Ltd	8,305,919
38,252	Texas Instruments Inc	7,441,162
		141,534,179
Utilities — 5.37%
90,182	Ameren Corp	6,412,842
28,560	Constellation Energy Corp	5,719,711
166,384	Dominion Energy Inc	8,152,816
252,414	NextEra Energy Inc	17,873,435
37,237	NiSource Inc	1,072,798
152,238	NRG Energy Inc	11,853,251
77,013	PG&E Corp	1,344,647
265,253	PPL Corp	7,334,246
70,542	Sempra	5,365,424
220,375	Southern Co	17,094,489
		82,223,659
TOTAL COMMON STOCK — 97.37% (Cost $1,197,475,332)		$1,491,270,660
CONVERTIBLE PREFERRED STOCK
Utilities — 0.08%
29,238	NextEra Energy Inc 6.93%(b)	1,213,669
TOTAL CONVERTIBLE PREFERRED STOCK — 0.08% (Cost $1,425,353)		$1,213,669
PREFERRED STOCK
Consumer, Cyclical — 0.43%
47,925	Dr Ing hc F Porsche AG	3,565,307
27,273	Volkswagen AG	3,079,501
TOTAL PREFERRED STOCK — 0.43% (Cost $8,445,527)		$6,644,808
EXCHANGE TRADED FUNDS
33,270	iShares Russell 1000 Value ETF	5,804,617

TOTAL EXCHANGE TRADED FUNDS — 0.38% (Cost $5,821,262)		$5,804,617

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
4,852,737	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 5.26%(d)	$ 4,852,737
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.32% (Cost $4,852,737)		$4,852,737
TOTAL INVESTMENTS — 98.58% (Cost $1,218,020,211)		$1,509,786,491
OTHER ASSETS & LIABILITIES, NET — 1.42%		$21,729,689
TOTAL NET ASSETS — 100.00%		$1,531,516,180
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 28, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 28, 2024.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
As of June 28, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	2,079,862	EUR	1,901,300	09/18/2024	$35,446
BB	USD	3,303,643	GBP	2,586,200	09/18/2024	32,410
CGM	USD	1,591,657	EUR	1,455,000	09/18/2024	27,136
CGM	USD	6,776,810	GBP	5,302,500	09/18/2024	69,782
GS	USD	2,824,910	GBP	2,211,600	09/18/2024	27,501
HSB	USD	7,415,646	EUR	6,787,100	09/18/2024	117,662
MS	USD	2,578,371	GBP	2,019,200	09/18/2024	24,325
NWM	GBP	2,665,200	USD	3,384,450	09/18/2024	(13,291)
SSB	EUR	2,506,000	USD	2,694,541	09/18/2024	92
SSB	USD	590,502	EUR	550,300	09/18/2024	(1,221)
SSB	USD	6,678,206	GBP	5,228,500	09/18/2024	64,780
TD	USD	2,432,066	EUR	2,223,400	09/18/2024	41,305
UBS	USD	2,777,707	EUR	2,539,200	09/18/2024	47,375
					Net Appreciation	$473,302
Abbreviations
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
NWM	NatWest Markets PLC
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.75%
27,390	Air Products & Chemicals Inc	$ 7,067,989
13,053	Albemarle Corp(a)	1,246,823
11,139	Celanese Corp	1,502,540
21,250	CF Industries Holdings Inc	1,575,050
86,664	Dow Inc	4,597,525
48,462	DuPont de Nemours Inc	3,900,706
13,146	Eastman Chemical Co	1,287,914
30,402	Ecolab Inc	7,235,676
12,466	FMC Corp	717,418
169,297	Freeport-McMoRan Inc	8,227,834
28,393	International Flavors & Fragrances Inc	2,703,298
37,881	International Paper Co(a)	1,634,565
57,571	Linde PLC	25,262,731
28,468	LyondellBasell Industries NV Class A	2,723,249
36,208	Mosaic Co	1,046,411
140,244	Newmont Corp	5,872,016
30,244	Nucor Corp	4,780,972
26,226	PPG Industries Inc	3,301,591
28,220	Sherwin-Williams Co	8,421,694
16,917	Steel Dynamics Inc	2,190,751
		95,296,753
Communications — 15.14%
51,710	Airbnb Inc Class A(b)	7,840,787
695,952	Alphabet Inc Class A	126,767,655
579,014	Alphabet Inc Class C	106,202,749
1,081,447	Amazon.com Inc(b)	208,989,633
29,945	Arista Networks Inc(b)	10,495,124
861,363	AT&T Inc	16,460,647
4,054	Booking Holdings Inc	16,059,921
14,900	CDW Corp	3,335,216
10,901	Charter Communications Inc Class A(b)	3,258,963
483,083	Cisco Systems Inc	22,951,273
473,839	Comcast Corp Class A	18,555,535
85,403	Corning Inc	3,317,906
57,725	eBay Inc	3,100,987
13,758	Etsy Inc(b)	811,447
14,407	Expedia Group Inc(b)	1,815,138
6,359	F5 Inc(b)	1,095,211
4,237	FactSet Research Systems Inc	1,729,840
27,654	Fox Corp Class A	950,468
14,673	Fox Corp Class B	469,829
62,338	Gen Digital Inc	1,557,203
17,600	GoDaddy Inc Class A(b)	2,458,896
42,599	Interpublic Group of Cos Inc	1,239,205
34,679	Juniper Networks Inc	1,264,396
29,322	Match Group Inc(b)	890,802
259,476	Meta Platforms Inc Class A	130,832,989
19,916	Motorola Solutions Inc	7,688,572
51,333	Netflix Inc(b)	34,643,615
41,282	News Corp Class A	1,138,145
12,161	News Corp Class B	345,251
22,021	Omnicom Group Inc	1,975,284
Shares		Fair Value
Communications — (continued)
38,512	Palo Alto Networks Inc(b)	$ 13,055,953
53,659	Paramount Global Class B	557,517
61,040	T-Mobile US Inc	10,754,027
247,118	Uber Technologies Inc(b)	17,960,537
9,802	VeriSign Inc(b)	1,742,796
501,643	Verizon Communications Inc	20,687,757
218,247	Walt Disney Co	21,669,745
246,812	Warner Bros Discovery Inc(b)	1,836,281
		826,507,300
Consumer, Cyclical — 7.83%
70,217	American Airlines Group Inc(b)	795,559
31,035	Aptiv PLC(b)	2,185,485
2,099	AutoZone Inc(b)	6,221,646
25,776	Bath & Body Works Inc	1,006,553
21,322	Best Buy Co Inc	1,797,231
26,197	BorgWarner Inc	844,591
23,992	Caesars Entertainment Inc(b)	953,442
17,565	CarMax Inc(b)	1,288,217
112,057	Carnival Corp(b)	2,097,707
160,300	Chipotle Mexican Grill Inc(b)	10,042,795
106,179	Copart Inc(b)	5,750,655
52,635	Costco Wholesale Corp	44,739,224
15,263	Cummins Inc	4,226,783
13,282	Darden Restaurants Inc	2,009,832
2,855	Deckers Outdoor Corp(b)	2,763,497
71,222	Delta Air Lines Inc	3,378,772
24,413	Dollar General Corp	3,228,131
23,021	Dollar Tree Inc(b)	2,457,952
3,880	Domino's Pizza Inc	2,003,360
36,726	DR Horton Inc	5,175,795
71,578	Fastenal Co	4,497,962
476,887	Ford Motor Co	5,980,163
139,406	General Motors Co	6,476,803
15,594	Genuine Parts Co	2,156,962
14,190	Hasbro Inc	830,115
30,522	Hilton Worldwide Holdings Inc	6,659,901
118,058	Home Depot Inc	40,640,287
43,855	Las Vegas Sands Corp	1,940,584
30,698	Lennar Corp Class A	4,600,709
15,780	Live Nation Entertainment Inc(b)	1,479,217
29,762	LKQ Corp	1,237,802
69,101	Lowe's Cos Inc	15,234,006
14,339	Lululemon Athletica Inc(b)	4,283,059
29,531	Marriott International Inc Class A	7,139,710
86,212	McDonald's Corp	21,970,266
30,393	MGM Resorts International(b)	1,350,665
147,199	NIKE Inc Class B	11,094,388
46,965	Norwegian Cruise Line Holdings Ltd(b)	882,472
355	NVR Inc(b)	2,693,939
7,057	O'Reilly Automotive Inc(b)	7,452,615
62,780	PACCAR Inc	6,462,573
4,301	Pool Corp	1,321,826

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
23,591	PulteGroup Inc	$ 2,597,369
4,214	Ralph Lauren Corp	737,703
41,390	Ross Stores Inc	6,014,795
26,238	Royal Caribbean Cruises Ltd(b)	4,183,124
66,362	Southwest Airlines Co	1,898,617
133,145	Starbucks Corp	10,365,338
25,510	Tapestry Inc	1,091,573
55,609	Target Corp	8,232,356
328,667	Tesla Inc(b)	65,036,626
132,758	TJX Cos Inc	14,616,656
12,024	Tractor Supply Co	3,246,480
5,401	Ulta Beauty Inc(b)	2,084,084
35,294	United Airlines Holdings Inc(b)	1,717,406
79,609	Walgreens Boots Alliance Inc	962,871
507,769	Walmart Inc	34,381,039
5,474	WW Grainger Inc	4,938,862
10,598	Wynn Resorts Ltd	948,521
34,995	Yum! Brands Inc	4,635,438
		427,042,109
Consumer, Non-Cyclical — 17.13%
206,759	Abbott Laboratories	21,484,327
209,429	AbbVie Inc	35,921,262
36,028	Agilent Technologies Inc	4,670,310
7,923	Align Technology Inc(b)	1,912,850
207,306	Altria Group Inc	9,442,788
63,845	Amgen Inc	19,948,370
59,246	Archer-Daniels-Midland Co	3,581,421
47,728	Automatic Data Processing Inc	11,392,196
8,957	Avery Dennison Corp	1,958,448
56,482	Baxter International Inc	1,889,323
34,228	Becton Dickinson & Co	7,999,426
16,116	Biogen Inc(b)	3,736,011
2,329	Bio-Rad Laboratories Inc Class A(b)	636,073
17,484	Bio-Techne Corp	1,252,729
177,320	Boston Scientific Corp(b)	13,655,413
237,382	Bristol-Myers Squibb Co	9,858,475
19,696	Brown-Forman Corp Class B	850,670
16,243	Bunge Global SA	1,734,265
22,002	Campbell Soup Co	994,270
27,053	Cardinal Health Inc	2,659,851
20,103	Catalent Inc(b)	1,130,392
20,806	Cencora Inc	4,687,592
66,318	Centene Corp(b)	4,396,883
5,706	Charles River Laboratories International Inc(b)	1,178,746
27,404	Church & Dwight Co Inc	2,841,247
33,984	Cigna Group	11,234,091
10,322	Cintas Corp	7,228,084
13,804	Clorox Co	1,883,832
461,558	Coca-Cola Co	29,378,167
96,904	Colgate-Palmolive Co	9,403,564
53,165	Conagra Brands Inc	1,510,949
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
18,689	Constellation Brands Inc Class A	$ 4,808,306
22,105	Cooper Cos Inc	1,929,767
8,031	Corpay Inc(b)	2,139,539
87,519	Corteva Inc	4,720,775
148,661	CVS Health Corp	8,779,919
78,411	Danaher Corp	19,590,988
5,992	DaVita Inc(b)	830,311
46,896	Dexcom Inc(b)	5,317,068
73,339	Edwards Lifesciences Corp(b)	6,774,323
27,270	Elevance Health Inc	14,776,522
94,590	Eli Lilly & Co	85,639,894
13,714	Equifax Inc	3,325,097
29,742	Estee Lauder Cos Inc Class A	3,164,549
47,101	GE HealthCare Technologies Inc	3,670,110
70,156	General Mills Inc	4,438,069
146,055	Gilead Sciences Inc	10,020,834
28,962	Global Payments Inc	2,800,625
23,612	HCA Healthcare Inc	7,586,063
14,452	Henry Schein Inc(b)	926,373
16,671	Hershey Co	3,064,630
26,108	Hologic Inc(b)	1,938,519
30,449	Hormel Foods Corp	928,390
15,088	Humana Inc	5,637,631
10,218	IDEXX Laboratories Inc(b)	4,978,210
20,689	Incyte Corp(b)	1,254,167
7,767	Insulet Corp(b)	1,567,381
42,272	Intuitive Surgical Inc(b)	18,804,699
22,554	IQVIA Holdings Inc(b)	4,768,818
11,507	J M Smucker Co	1,254,723
285,551	Johnson & Johnson	41,736,134
29,333	Kellanova	1,691,927
227,135	Kenvue Inc	4,129,314
131,362	Keurig Dr Pepper Inc	4,387,491
41,055	Kimberly-Clark Corp	5,673,801
88,671	Kraft Heinz Co	2,856,980
83,350	Kroger Co	4,161,665
9,442	Labcorp Holdings Inc	1,921,541
15,480	Lamb Weston Holdings Inc	1,301,558
4,215	MarketAxess Holdings Inc	845,234
27,965	McCormick & Co Inc	1,983,837
15,537	McKesson Corp	9,074,229
160,675	Medtronic PLC	12,646,729
300,585	Merck & Co Inc	37,212,423
40,889	Moderna Inc(b)	4,855,569
6,450	Molina Healthcare Inc(b)	1,917,585
20,594	Molson Coors Beverage Co Class B	1,046,793
157,691	Mondelez International Inc Class A	10,319,299
81,411	Monster Beverage Corp(b)	4,066,479
18,817	Moody's Corp	7,920,640
128,878	PayPal Holdings Inc(b)	7,478,791
163,034	PepsiCo Inc	26,889,197
674,358	Pfizer Inc	18,868,537
186,261	Philip Morris International Inc	18,873,827
279,114	Procter & Gamble Co	46,031,481

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
18,167	Quanta Services Inc	$ 4,616,053
12,345	Quest Diagnostics Inc	1,689,784
12,371	Regeneron Pharmaceuticals Inc(b)	13,002,292
16,359	ResMed Inc	3,131,440
13,725	Revvity Inc	1,439,204
30,346	Rollins Inc	1,480,581
38,540	S&P Global Inc	17,188,840
15,716	Solventum Corp(b)	831,062
10,990	STERIS PLC	2,412,745
40,874	Stryker Corp	13,907,379
62,321	Sysco Corp	4,449,096
5,226	Teleflex Inc	1,099,185
44,905	Thermo Fisher Scientific Inc	24,832,465
31,847	Tyson Foods Inc Class A	1,819,738
8,222	United Rentals Inc	5,317,414
108,627	UnitedHealth Group Inc	55,319,386
6,785	Universal Health Services Inc Class B	1,254,750
18,233	Verisk Analytics Inc	4,914,705
31,144	Vertex Pharmaceuticals Inc(b)	14,597,816
133,429	Viatris Inc	1,418,350
6,576	Waters Corp(b)	1,907,829
8,229	West Pharmaceutical Services Inc	2,710,550
23,243	Zimmer Biomet Holdings Inc	2,522,563
54,152	Zoetis Inc	9,387,791
		935,030,404
Energy — 3.71%
36,415	APA Corp	1,072,058
111,321	Baker Hughes Co	3,915,159
202,307	Chevron Corp	31,644,861
141,302	ConocoPhillips	16,162,123
80,929	Coterra Energy Inc	2,158,376
71,260	Devon Energy Corp	3,377,724
19,908	Diamondback Energy Inc	3,985,383
14,249	Enphase Energy Inc(b)	1,420,768
68,627	EOG Resources Inc	8,638,081
50,291	EQT Corp	1,859,761
530,668	Exxon Mobil Corp	61,090,500
11,884	First Solar Inc(b)	2,679,367
98,999	Halliburton Co	3,344,186
34,007	Hess Corp	5,016,713
242,123	Kinder Morgan Inc	4,810,984
63,248	Marathon Oil Corp	1,813,320
42,534	Marathon Petroleum Corp	7,378,798
81,636	Occidental Petroleum Corp	5,145,517
71,237	ONEOK Inc	5,809,377
51,316	Phillips 66	7,244,280
170,643	Schlumberger NV	8,050,937
24,799	Targa Resources Corp	3,193,615
40,820	Valero Energy Corp	6,398,943
148,244	Williams Cos Inc	6,300,370
		202,511,201
Shares		Fair Value
Financial — 13.34%
64,633	Aflac Inc	$ 5,772,373
17,515	Alexandria Real Estate Equities Inc REIT	2,048,730
32,331	Allstate Corp	5,161,967
68,639	American Express Co	15,893,360
77,463	American International Group Inc	5,750,853
54,616	American Tower Corp REIT	10,616,258
12,361	Ameriprise Financial Inc	5,280,496
23,994	Aon PLC Class A	7,044,158
46,629	Arch Capital Group Ltd(b)	4,704,400
26,163	Arthur J Gallagher & Co	6,784,328
5,812	Assurant Inc	966,245
15,777	AvalonBay Communities Inc REIT	3,264,103
803,128	Bank of America Corp	31,940,401
93,475	Bank of New York Mellon Corp	5,598,218
214,512	Berkshire Hathaway Inc Class B(b)	87,263,481
16,247	BlackRock Inc	12,791,588
84,175	Blackstone Inc	10,420,864
26,273	Brown & Brown Inc	2,349,069
15,639	BXP Inc REIT	962,737
10,842	Camden Property Trust REIT	1,182,971
45,765	Capital One Financial Corp	6,336,164
11,741	Cboe Global Markets Inc	1,996,674
39,124	CBRE Group Inc Class A(b)	3,486,340
179,700	Charles Schwab Corp	13,242,093
47,087	Chubb Ltd	12,010,952
17,462	Cincinnati Financial Corp	2,062,262
221,460	Citigroup Inc	14,053,852
51,855	Citizens Financial Group Inc	1,868,336
42,392	CME Group Inc	8,334,267
51,433	CoStar Group Inc(b)	3,813,243
53,332	Crown Castle Inc REIT	5,210,536
37,232	Digital Realty Trust Inc REIT	5,661,125
27,812	Discover Financial Services	3,638,088
11,214	Equinix Inc REIT	8,484,512
38,389	Equity Residential REIT	2,661,893
7,141	Essex Property Trust Inc REIT	1,943,780
4,828	Everest Group Ltd	1,839,565
27,001	Extra Space Storage Inc REIT	4,196,226
8,188	Federal Realty Investment Trust REIT	826,742
75,759	Fifth Third Bancorp	2,764,446
33,382	Franklin Resources Inc	746,088
9,560	Globe Life Inc	786,597
39,031	Goldman Sachs Group Inc	17,654,502
33,200	Hartford Financial Services Group Inc	3,337,928
89,430	Healthpeak Properties Inc REIT	1,752,828
75,476	Host Hotels & Resorts Inc REIT	1,357,058
161,086	Huntington Bancshares Inc	2,123,113
67,492	Intercontinental Exchange Inc	9,238,980

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
50,375	Invesco Ltd	$ 753,610
63,980	Invitation Homes Inc REIT	2,296,242
32,475	Iron Mountain Inc REIT	2,910,410
340,235	JPMorgan Chase & Co	68,815,931
104,166	KeyCorp	1,480,199
87,844	Kimco Realty Corp REIT	1,709,444
75,722	KKR & Co Inc	7,968,984
20,265	Loews Corp	1,514,606
18,479	M&T Bank Corp	2,796,981
57,218	Marsh & McLennan Cos Inc	12,056,977
97,865	Mastercard Inc Class A	43,174,124
75,490	MetLife Inc	5,298,643
12,981	Mid-America Apartment Communities Inc REIT	1,851,220
150,879	Morgan Stanley	14,663,930
44,852	Nasdaq Inc	2,702,781
22,814	Northern Trust Corp	1,915,920
47,448	PNC Financial Services Group Inc	7,377,215
24,395	Principal Financial Group Inc	1,913,788
70,564	Progressive Corp	14,656,848
108,556	Prologis Inc REIT	12,191,924
44,571	Prudential Financial Inc	5,223,275
19,448	Public Storage REIT	5,594,217
20,923	Raymond James Financial Inc	2,586,292
101,575	Realty Income Corp REIT	5,365,192
17,906	Regency Centers Corp REIT	1,113,753
102,769	Regions Financial Corp	2,059,491
11,999	SBA Communications Corp REIT	2,355,404
39,740	Simon Property Group Inc REIT	6,032,532
34,008	State Street Corp	2,516,592
45,250	Synchrony Financial	2,135,348
24,902	T Rowe Price Group Inc	2,871,450
27,798	Travelers Cos Inc	5,652,445
161,542	Truist Financial Corp	6,275,907
32,813	UDR Inc REIT	1,350,255
185,098	US Bancorp	7,348,391
44,753	Ventas Inc REIT	2,294,039
121,769	VICI Properties Inc REIT	3,487,464
187,607	Visa Inc Class A	49,241,209
22,542	W R Berkley Corp	1,771,350
413,948	Wells Fargo & Co	24,584,372
73,665	Welltower Inc REIT	7,679,576
81,164	Weyerhaeuser Co REIT	2,304,246
11,404	Willis Towers Watson PLC	2,989,445
		728,106,812
Industrial — 7.05%
67,919	3M Co	6,940,643
12,736	A O Smith Corp	1,041,550
9,404	Allegion PLC	1,111,083
160,756	Amcor PLC	1,572,194
28,827	AMETEK Inc	4,805,749
141,646	Amphenol Corp Class A	9,542,691
7,835	Axon Enterprise Inc(b)	2,305,370
Shares		Fair Value
Industrial — (continued)
35,069	Ball Corp	$ 2,104,841
66,644	Boeing Co(b)	12,129,875
14,359	Builders FirstSource Inc(b)	1,987,429
100,933	Carrier Global Corp	6,366,854
57,930	Caterpillar Inc	19,296,483
12,584	CH Robinson Worldwide Inc	1,108,902
234,533	CSX Corp	7,845,129
30,270	Deere & Co	11,309,780
15,560	Dover Corp	2,807,802
47,999	Eaton Corp PLC	15,050,086
68,184	Emerson Electric Co	7,511,149
16,171	Expeditors International of Washington Inc	2,017,979
27,449	FedEx Corp	8,230,308
39,006	Fortive Corp	2,890,345
17,025	Garmin Ltd	2,773,713
33,490	GE Vernova Inc(b)	5,743,870
6,332	Generac Holdings Inc(b)	837,217
26,961	General Dynamics Corp	7,822,465
129,739	General Electric Co	20,624,609
79,162	Honeywell International Inc	16,904,253
43,506	Howmet Aerospace Inc	3,377,371
5,965	Hubbell Inc	2,180,088
4,307	Huntington Ingalls Industries Inc	1,060,943
8,412	IDEX Corp	1,692,494
32,264	Illinois Tool Works Inc	7,645,277
50,822	Ingersoll Rand Inc	4,616,671
14,541	Jabil Inc	1,581,915
13,975	Jacobs Solutions Inc	1,952,447
9,070	JB Hunt Transport Services Inc	1,451,200
83,892	Johnson Controls International PLC	5,576,301
19,427	Keysight Technologies Inc(b)	2,656,642
23,468	L3Harris Technologies Inc	5,270,443
25,196	Lockheed Martin Corp	11,769,052
7,786	Martin Marietta Materials Inc	4,218,455
24,442	Masco Corp	1,629,548
2,388	Mettler-Toledo International Inc(b)	3,337,445
6,045	Mohawk Industries Inc(b)	686,652
6,034	Nordson Corp	1,399,526
27,246	Norfolk Southern Corp	5,849,444
17,186	Northrop Grumman Corp	7,492,237
19,902	Old Dominion Freight Line Inc	3,514,693
50,584	Otis Worldwide Corp	4,869,216
9,893	Packaging Corp of America	1,806,066
15,577	Parker-Hannifin Corp	7,879,003
18,384	Pentair PLC	1,409,501
25,570	Republic Services Inc	4,969,274
12,745	Rockwell Automation Inc	3,508,444
159,243	RTX Corp	15,986,405
5,870	Snap-on Inc	1,534,359
17,051	Stanley Black & Decker Inc	1,362,204
37,853	TE Connectivity Ltd	5,694,227
5,248	Teledyne Technologies Inc(b)	2,036,119
21,800	Textron Inc	1,871,748

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Industrial — (continued)
26,863	Trane Technologies PLC	$ 8,836,047
6,702	TransDigm Group Inc	8,562,542
27,668	Trimble Inc(b)	1,547,195
73,003	Union Pacific Corp	16,517,659
84,031	United Parcel Service Inc Class B	11,499,643
24,390	Veralto Corp	2,328,513
14,778	Vulcan Materials Co	3,674,993
43,133	Waste Management Inc	9,201,994
19,926	Westinghouse Air Brake Technologies Corp	3,149,304
26,826	Westrock Co	1,348,275
26,813	Xylem Inc	3,636,647
		384,870,591
Technology — 31.19%
74,569	Accenture PLC Class A	22,624,980
53,617	Adobe Inc(b)	29,786,388
191,665	Advanced Micro Devices Inc(b)	31,089,980
16,776	Akamai Technologies Inc(b)	1,511,182
57,674	Analog Devices Inc	13,164,667
9,668	ANSYS Inc(b)	3,108,262
1,707,635	Apple Inc	359,662,084
99,151	Applied Materials Inc	23,398,644
26,198	Autodesk Inc(b)	6,482,695
51,643	Broadcom Inc	82,914,386
13,099	Broadridge Financial Solutions Inc	2,580,503
32,277	Cadence Design Systems Inc(b)	9,933,247
55,389	Cognizant Technology Solutions Corp Class A	3,766,452
26,964	Crowdstrike Holdings Inc Class A(b)	10,332,335
16,788	Dayforce Inc(b)	832,685
27,060	Electronic Arts Inc	3,770,270
6,418	EPAM Systems Inc(b)	1,207,290
2,765	Fair Isaac Corp(b)	4,116,145
65,771	Fidelity National Information Services Inc	4,956,502
70,043	Fiserv Inc(b)	10,439,209
79,545	Fortinet Inc(b)	4,794,177
8,670	Gartner Inc(b)	3,893,350
144,589	Hewlett Packard Enterprise Co	3,060,949
96,985	HP Inc	3,396,415
507,779	Intel Corp	15,725,916
109,448	International Business Machines Corp	18,929,032
33,336	Intuit Inc	21,908,753
8,105	Jack Henry & Associates Inc	1,345,592
15,776	KLA Corp	13,007,470
15,795	Lam Research Corp	16,819,306
15,293	Leidos Holdings Inc	2,230,943
65,727	Microchip Technology Inc	6,014,020
132,403	Micron Technology Inc	17,414,966
879,712	Microsoft Corp	393,187,279
Shares		Fair Value
Technology — (continued)
5,341	Monolithic Power Systems Inc	$ 4,388,593
9,862	MSCI Inc	4,751,018
22,915	NetApp Inc	2,951,452
2,912,603	NVIDIA Corp	359,822,972
30,631	NXP Semiconductors NV	8,242,496
47,528	ON Semiconductor Corp(b)	3,258,045
189,582	Oracle Corp	26,768,979
39,851	Paychex Inc	4,724,735
5,143	Paycom Software Inc	735,655
13,296	PTC Inc(b)	2,415,484
10,802	Qorvo Inc(b)	1,253,464
132,406	QUALCOMM Inc	26,372,627
12,864	Roper Technologies Inc	7,250,922
114,823	Salesforce Inc	29,520,993
21,671	Seagate Technology Holdings PLC	2,237,964
24,518	ServiceNow Inc(b)	19,287,575
17,820	Skyworks Solutions Inc	1,899,256
6,187	Super Micro Computer Inc(b)	5,069,319
17,901	Synopsys Inc(b)	10,652,169
17,635	Take-Two Interactive Software Inc(b)	2,742,066
17,003	Teradyne Inc	2,521,375
108,365	Texas Instruments Inc	21,080,244
4,685	Tyler Technologies Inc(b)	2,355,524
36,062	Western Digital Corp(b)	2,732,418
5,712	Zebra Technologies Corp Class A(b)	1,764,608
		1,702,206,027
Utilities — 2.25%
72,957	AES Corp	1,281,854
27,164	Alliant Energy Corp	1,382,648
34,673	Ameren Corp	2,465,597
60,829	American Electric Power Co Inc	5,337,136
21,656	American Water Works Co Inc	2,797,089
19,915	Atmos Energy Corp	2,323,085
68,102	CenterPoint Energy Inc	2,109,800
31,704	CMS Energy Corp	1,887,339
43,866	Consolidated Edison Inc	3,922,498
38,175	Constellation Energy Corp	7,645,307
102,640	Dominion Energy Inc	5,029,360
22,963	DTE Energy Co	2,549,123
91,494	Duke Energy Corp	9,170,444
49,649	Edison International	3,565,295
23,521	Entergy Corp	2,516,747
25,019	Evergy Inc	1,325,256
38,853	Eversource Energy	2,203,354
124,439	Exelon Corp	4,306,834
57,439	FirstEnergy Corp	2,198,190
245,315	NextEra Energy Inc	17,370,755
44,697	NiSource Inc	1,287,721
30,364	NRG Energy Inc	2,364,141
248,587	PG&E Corp	4,340,329
12,190	Pinnacle West Capital Corp	931,072

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Utilities — (continued)
81,984	PPL Corp	$ 2,266,858
62,564	Public Service Enterprise Group Inc	4,610,967
72,372	Sempra	5,504,614
128,991	Southern Co	10,005,832
39,043	Vistra Corp	3,356,917
35,083	WEC Energy Group Inc	2,752,612
70,864	Xcel Energy Inc	3,784,846
		122,593,620
TOTAL COMMON STOCK — 99.39% (Cost $3,090,495,636)		$5,424,164,817
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,555,700	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 5.26%(d)	2,555,700
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.05% (Cost $2,555,700)		$2,555,700
TOTAL INVESTMENTS — 99.44% (Cost $3,093,051,336)		$5,426,720,517
OTHER ASSETS & LIABILITIES, NET — 0.56%		$30,510,740
TOTAL NET ASSETS — 100.00%		$5,457,231,257
(a)	All or a portion of the security is on loan as of June 28, 2024.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 28, 2024.
REIT	Real Estate Investment Trust
As of June 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	113	USD	31,196	Sep 2024	$62,380
				Net Appreciation	$62,380
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2024 (Unaudited)
	Empower Large Cap Growth Fund	Empower Large Cap Value Fund	Empower S&P 500® Index Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,485,310,580	$1,509,786,491	$5,426,720,517
Cash	43,867,688	27,998,906	26,518,017
Cash denominated in foreign currencies, fair value(c)	-	2,152,603	-
Cash pledged on futures contracts	-	-	4,371,379
Dividends receivable	306,583	2,242,962	2,742,144
Subscriptions receivable	976,537	1,638,053	4,833,756
Receivable for investments sold	5,002,949	12,053,083	-
Unrealized appreciation on forward foreign currency contracts	-	487,814	-
Total Assets	1,535,464,337	1,556,359,912	5,465,185,813
LIABILITIES:
Payable for director fees	20,942	20,983	20,942
Payable for investments purchased	9,193,119	18,186,052	-
Payable for other accrued fees	176,801	203,664	230,276
Payable for shareholder services fees	188,189	99,743	1,126,257
Payable to investment adviser	689,013	679,490	533,266
Payable upon return of securities loaned	5,379,326	4,852,737	2,555,700
Redemptions payable	1,190,376	786,551	3,349,690
Unrealized depreciation on forward foreign currency contracts	-	14,512	-
Variation margin on futures contracts	-	-	138,425
Total Liabilities	16,837,766	24,843,732	7,954,556
NET ASSETS	$1,518,626,571	$1,531,516,180	$5,457,231,257
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$13,165,581	$17,064,834	$25,510,577
Paid-in capital in excess of par	915,566,691	1,036,193,463	3,043,413,451
Undistributed/accumulated earnings	589,894,299	478,257,884	2,388,307,229
NET ASSETS	$1,518,626,571	$1,531,516,181	$5,457,231,257
NET ASSETS BY CLASS
Investor Class	$714,753,069	$239,720,159	$4,255,025,742
Institutional Class	$803,873,502	$1,158,750,240	$1,202,205,515
Investor II Class	N/A	$133,045,781	N/A
CAPITAL STOCK:
Authorized
Investor Class	350,000,000	130,000,000	550,000,000
Institutional Class	400,000,000	700,000,000	650,000,000
Investor II Class	N/A	105,000,000	N/A
Issued and Outstanding
Investor Class	66,093,598	7,763,585	121,139,173
Institutional Class	65,562,209	152,374,284	133,966,600
Investor II Class	N/A	10,510,470	N/A
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.81	$30.88	$35.13
Institutional Class	$12.26	$7.60	$8.97
Investor II Class	N/A	$12.66	N/A
(a) Cost of investments	$982,086,560	$1,218,020,211	$3,093,051,336
(b) Including fair value of securities on loan	$5,227,332	$4,632,822	$2,489,545
(c) Cost of cash denominated in foreign currencies	$-	$2,218,250	$-
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 28, 2024 (Unaudited)
	Empower Large Cap Growth Fund	Empower Large Cap Value Fund	Empower S&P 500® Index Fund
INVESTMENT INCOME:
Income from securities lending	$46	$35,063	$16,710
Dividends	4,498,857	19,651,558	36,138,047
Foreign withholding tax	-	(556,520)	(8,837)
Total Income	4,498,903	19,130,101	36,145,920
EXPENSES:
Management fees	4,333,290	4,629,802	3,193,170
Shareholder services fees – Investor Class	1,164,698	525,069	6,420,349
Shareholder services fees – Investor II Class	-	228,925	-
Audit and tax fees	16,342	20,897	17,288
Custodian fees	20,946	31,730	24,080
Directors fees	18,522	18,562	18,522
Legal fees	5,224	5,236	5,224
Pricing fees	166	311	402
Registration fees	56,718	58,127	108,152
Shareholder report fees	35,706	38,365	48,875
Transfer agent fees	5,057	6,789	5,660
Other fees	16,428	16,831	19,062
Total Expenses	5,673,097	5,580,644	9,860,784
Less amount reimbursed by investment adviser - Investor II Class	-	98,192	-
Less amount waived by investment adviser	35,869	78,042	-
Net Expenses	5,637,228	5,404,410	9,860,784
NET INVESTMENT INCOME (LOSS)	(1,138,325)	13,725,691	26,285,136
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	85,233,346	174,585,932	13,061,234
Net realized gain on futures contracts	-	-	11,931,857
Net realized loss on forward foreign currency contracts	-	(70,317)	-
Net Realized Gain	85,233,346	174,515,615	24,993,091
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	179,745,299	(17,043,149)	640,299,433
Net change in unrealized depreciation on futures contracts	-	-	(3,157,973)
Net change in unrealized appreciation on forward foreign currency contracts	-	1,254,477	-
Net Change in Unrealized Appreciation (Depreciation)	179,745,299	(15,788,672)	637,141,460
Net Realized and Unrealized Gain	264,978,645	158,726,943	662,134,551
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$263,840,320	$172,452,634	$688,419,687
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Large Cap Growth Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment loss	$(1,138,325)	$(82,086)
Net realized gain	85,233,346	43,078,718
Net change in unrealized appreciation	179,745,299	283,203,841
Net Increase in Net Assets Resulting from Operations	263,840,320	326,200,473
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(18,480,557)
Institutional Class	-	(19,057,617)
From Net Investment Income and Net Realized Gains	0	(37,538,174)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	93,842,276	389,271,066
Institutional Class	89,159,297	172,638,537
Shares issued in reinvestment of distributions
Investor Class	-	18,480,557
Institutional Class	-	19,057,617
Shares redeemed
Investor Class	(119,926,880)	(193,343,032)
Institutional Class	(161,092,162)	(190,748,156)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(98,017,469)	215,356,589
Total Increase in Net Assets	165,822,851	504,018,888
NET ASSETS:
Beginning of Period	1,352,803,720	848,784,832
End of Period	$1,518,626,571	$1,352,803,720
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	9,419,569	50,219,309
Institutional Class	7,826,472	18,320,385
Shares issued in reinvestment of distributions
Investor Class	-	2,048,860
Institutional Class	-	1,870,146
Shares redeemed
Investor Class	(12,039,455)	(23,585,767)
Institutional Class	(14,139,538)	(21,093,357)
Net Increase (Decrease)	(8,932,952)	27,779,576
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Large Cap Value Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$13,725,691	$26,656,446
Net realized gain	174,515,615	108,426,390
Net change in unrealized appreciation (depreciation)	(15,788,672)	50,797,663
Net Increase in Net Assets Resulting from Operations	172,452,634	185,880,499
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(7,382,428)
Institutional Class	-	(119,387,523)
Investor II Class	-	(7,963,391)
From Net Investment Income and Net Realized Gains	0	(134,733,342)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	58,671,879	258,527,247
Institutional Class	83,659,990	236,666,484
Investor II Class	9,137,910	19,248,994
Shares issued in reinvestment of distributions
Investor Class	-	7,382,428
Institutional Class	-	119,387,523
Investor II Class	-	7,963,391
Shares redeemed
Investor Class	(188,359,222)	(372,633,201)
Institutional Class	(175,263,985)	(170,626,294)
Investor II Class	(20,234,049)	(46,019,695)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(232,387,477)	59,896,877
Total Increase (Decrease) in Net Assets	(59,934,843)	111,044,034
NET ASSETS:
Beginning of Period	1,591,451,023	1,480,406,989
End of Period	$1,531,516,180	$1,591,451,023
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,982,767	10,097,605
Institutional Class	11,405,402	34,718,207
Investor II Class	767,024	1,743,397
Shares issued in reinvestment of distributions
Investor Class	-	266,973
Institutional Class	-	17,436,084
Investor II Class	-	703,734
Shares redeemed
Investor Class	(6,276,709)	(14,436,111)
Institutional Class	(23,840,739)	(24,360,335)
Investor II Class	(1,684,252)	(4,151,563)
Net Increase (Decrease)	(17,646,507)	22,017,991
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower S&P 500® Index Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$26,285,136	$49,212,442
Net realized gain	24,993,091	314,942,582
Net change in unrealized appreciation	637,141,460	519,918,128
Net Increase in Net Assets Resulting from Operations	688,419,687	884,073,152
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(162,396,800)
Institutional Class	-	(212,177,007)
From Net Investment Income and Net Realized Gains	0	(374,573,807)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	867,730,820	1,162,288,579
Institutional Class	82,792,790	153,091,148
Shares issued in reinvestment of distributions
Investor Class	-	162,396,800
Institutional Class	-	212,177,007
Shares redeemed
Investor Class	(432,326,159)	(1,137,697,366)
Institutional Class	(155,308,776)	(264,987,144)
Net Increase in Net Assets Resulting from Capital Share Transactions	362,888,675	287,269,024
Total Increase in Net Assets	1,051,308,362	796,768,369
NET ASSETS:
Beginning of Period	4,405,922,895	3,609,154,526
End of Period	$5,457,231,257	$4,405,922,895
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	26,443,726	40,365,424
Institutional Class	9,870,005	18,323,228
Shares issued in reinvestment of distributions
Investor Class	-	5,325,461
Institutional Class	-	26,795,498
Shares redeemed
Investor Class	(13,155,342)	(40,467,612)
Institutional Class	(18,486,868)	(31,464,646)
Net Increase	4,671,521	18,877,353
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$9.02	(0.02)	1.81	1.79	—	—	—	$10.81	19.84%(d)
12/31/2023	$6.96	(0.02)	2.36	2.34	(0.01)	(0.27)	(0.28)	$9.02	33.57%
12/31/2022	$9.90	(0.00)(e)(f)	(2.29)	(2.29)	(0.03)	(0.62)	(0.65)	$6.96	(23.16%)
12/31/2021	$10.24	(0.04)	2.16	2.12	(0.10)	(2.36)	(2.46)	$9.90	20.84%
12/31/2020	$9.49	(0.02)(f)	3.89	3.87	(0.27)	(2.85)	(3.12)	$10.24	41.45%
12/31/2019	$8.22	0.00(e)	2.98	2.98	(0.02)	(1.69)	(1.71)	$9.49	36.21%
Institutional Class
06/28/2024 (Unaudited)	$10.20	0.00(e)(f)	2.06	2.06	—	—	—	$12.26	20.20%(d)
12/31/2023	$7.83	0.01	2.65	2.66	(0.02)	(0.27)	(0.29)	$10.20	34.03%
12/31/2022	$11.01	0.03	(2.56)	(2.53)	(0.03)	(0.62)	(0.65)	$7.83	(22.95%)
12/31/2021	$11.13	0.00(e)(f)	2.35	2.35	(0.11)	(2.36)	(2.47)	$11.01	21.20%
12/31/2020	$10.12	0.02	4.16	4.18	(0.32)	(2.85)	(3.17)	$11.13	41.99%
12/31/2019	$8.66	0.04	3.14	3.18	(0.03)	(1.69)	(1.72)	$10.12	36.78%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Investor Class
06/28/2024 (Unaudited)	$714,753	0.99%(h)	0.98%(h)	(0.35%)(h)	15%(d)
12/31/2023	$619,457	1.00%	0.98%	(0.21%)	46%
12/31/2022	$278,591	1.04%	1.00%	(0.05%)	37%
12/31/2021	$225,667	1.02%	1.00%	(0.34%)	46%
12/31/2020	$179,126	1.02%	1.00%	(0.18%)	51%
12/31/2019	$165,870	1.02%	1.00%	0.03%	32%
Institutional Class
06/28/2024 (Unaudited)	$803,874	0.62%(h)	0.62%(h)	0.01%(h)	15%(d)
12/31/2023	$733,346	0.63%	0.63%	0.16%	46%
12/31/2022	$570,194	0.66%	0.65%	0.32%	37%
12/31/2021	$690,417	0.65%	0.65%	0.01%	46%
12/31/2020	$602,723	0.65%	0.65%	0.17%	51%
12/31/2019	$624,079	0.65%	0.65%	0.37%	32%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$27.79	0.21	2.88	3.09	—	—	—	$30.88	11.12%(d)
12/31/2023	$25.29	0.39	2.71	3.10	(0.01)	(0.59)	(0.60)	$27.79	12.28%
12/31/2022	$27.00	0.39	(1.35)	(0.96)	(0.01)	(0.74)	(0.75)	$25.29	(3.54%)
12/31/2021	$22.06	0.32	5.39	5.71	(0.09)	(0.68)	(0.77)	$27.00	25.98%
12/31/2020	$21.65	0.36	0.42	0.78	(0.01)	(0.36)	(0.37)	$22.06	3.71%
12/31/2019	$17.97	0.44	4.27	4.71	(0.18)	(0.85)	(1.03)	$21.65	26.53%
Institutional Class
06/28/2024 (Unaudited)	$6.83	0.07	0.70	0.77	—	—	—	$7.60	11.27%(d)
12/31/2023	$6.79	0.13	0.71	0.84	(0.21)	(0.59)	(0.80)	$6.83	12.69%
12/31/2022	$8.07	0.14	(0.42)	(0.28)	(0.26)	(0.74)	(1.00)	$6.79	(3.22%)
12/31/2021	$7.10	0.13	1.74	1.87	(0.22)	(0.68)	(0.90)	$8.07	26.47%
12/31/2020	$7.36	0.14	0.12	0.26	(0.16)	(0.36)	(0.52)	$7.10	4.05%
12/31/2019	$6.77	0.19	1.57	1.76	(0.32)	(0.85)	(1.17)	$7.36	26.92%
Investor II Class
06/28/2024 (Unaudited)	$11.39	0.10	1.17	1.27	—	—	—	$12.66	11.15%(d)
12/31/2023	$10.77	0.18	1.15	1.33	(0.12)	(0.59)	(0.71)	$11.39	12.51%
12/31/2022	$12.14	0.19	(0.62)	(0.43)	(0.20)	(0.74)	(0.94)	$10.77	(3.41%)
12/31/2021	$10.28	0.17	2.51	2.68	(0.14)	(0.68)	(0.82)	$12.14	26.15%
12/31/2020	$10.38	0.19	0.18	0.37	(0.11)	(0.36)	(0.47)	$10.28	3.89%
12/31/2019 (Unaudited)(e)	$10.00	0.05	0.63	0.68	(0.06)	(0.24)	(0.30)	$10.38	6.85%(d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
06/28/2024 (Unaudited)	$239,720	1.00%(g)	0.96%(g)	1.44%(g)	20%(d)
12/31/2023	$335,127	0.98%	0.96%	1.48%	29%
12/31/2022	$407,971	0.98%	0.96%	1.51%	18%
12/31/2021	$376,625	0.99%	0.96%	1.22%	28%
12/31/2020	$43,774	1.05%	0.96%	1.87%	33%
12/31/2019	$45,553	0.87%	0.83%	2.19%	28%
Institutional Class
06/28/2024 (Unaudited)	$1,158,750	0.60%(g)	0.60%(g)	1.85%(g)	20%(d)
12/31/2023	$1,126,210	0.60%	0.60%	1.83%	29%
12/31/2022	$930,971	0.61%	0.61%	1.85%	18%
12/31/2021	$1,175,842	0.60%	0.60%	1.61%	28%
12/31/2020	$1,060,676	0.62%	0.61%	2.22%	33%
12/31/2019	$1,117,066	0.52%	0.51%	2.50%	28%
Investor II Class
06/28/2024 (Unaudited)	$133,046	0.98%(g)	0.81%(g)	1.64%(g)	20%(d)
12/31/2023	$130,114	0.97%	0.81%	1.62%	29%
12/31/2022	$141,465	0.97%	0.81%	1.64%	18%
12/31/2021	$178,162	0.96%	0.81%	1.39%	28%
12/31/2020	$154,100	0.99%	0.81%	2.02%	33%
12/31/2019 (Unaudited)(e)	$166,549	1.04%(g)	0.84%(g)	2.37%(g)	28%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Investor II Class inception date was October 25, 2019.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$30.55	0.16	4.42	4.58	—	—	—	$35.13	14.99%(d)
12/31/2023	$25.61	0.35	6.19	6.54	(0.13)	(1.47)	(1.60)	$30.55	25.61%
12/31/2022	$31.84	0.31	(6.22)	(5.91)	(0.10)	(0.22)	(0.32)	$25.61	(18.55%)
12/31/2021	$26.10	0.26	7.06	7.32	(0.11)	(1.47)	(1.58)	$31.84	28.20%
12/31/2020	$24.05	0.32	3.88	4.20	(0.18)	(1.97)	(2.15)	$26.10	17.77%
12/31/2019	$19.33	0.34	5.61	5.95	(0.16)	(1.07)	(1.23)	$24.05	30.84%
Institutional Class
06/28/2024 (Unaudited)	$7.79	0.06	1.12	1.18	—	—	—	$8.97	15.15%(d)
12/31/2023	$7.61	0.13	1.83	1.96	(0.31)	(1.47)	(1.78)	$7.79	26.00%
12/31/2022	$9.93	0.12	(1.94)	(1.82)	(0.28)	(0.22)	(0.50)	$7.61	(18.25%)
12/31/2021	$9.11	0.13	2.43	2.56	(0.27)	(1.47)	(1.74)	$9.93	28.66%
12/31/2020	$9.72	0.16	1.53	1.69	(0.33)	(1.97)	(2.30)	$9.11	18.27%
12/31/2019	$8.48	0.18	2.45	2.63	(0.32)	(1.07)	(1.39)	$9.72	31.18%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/28/2024 (Unaudited)	$4,255,026	0.49%(f)	0.49%(f)	1.01%(f)	1%(d)
12/31/2023	$3,294,950	0.51%	0.51%	1.21%	12%
12/31/2022	$2,628,211	0.51%	0.51%	1.14%	4%
12/31/2021	$3,083,911	0.51%	0.51%	0.88%	9%
12/31/2020	$1,700,372	0.52%	0.52%	1.31%	4%
12/31/2019	$1,455,201	0.52%	0.52%	1.50%	4%
Institutional Class
06/28/2024 (Unaudited)	$1,202,206	0.14%(f)	0.14%(f)	1.36%(f)	1%(d)
12/31/2023	$1,110,973	0.15%	0.15%	1.56%	12%
12/31/2022	$980,943	0.16%	0.16%	1.45%	4%
12/31/2021	$1,193,786	0.16%	0.16%	1.24%	9%
12/31/2020	$1,143,162	0.17%	0.17%	1.67%	4%
12/31/2019	$1,163,391	0.17%	0.17%	1.85%	4%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower Large Cap Growth Fund- seeks long-term growth of capital
Empower Large Cap Value Fund- seeks capital growth and current income
Empower S&P 500® Index Fund- seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's ("S&P") 500® Index
The Funds each offer two share classes referred to as Investor Class and Institutional Class shares except the Empower Large Cap Value Fund. The Empower Large Cap Value Fund  offers three share classes, referred to as Investor Class, Investor II Class and Institutional Class shares. Investor II Class shares were closed to new permitted accounts on October 25, 2019. All shares of each Fund represent an equal pro  rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The board of directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter ("OTC") market, the last sale price as

Semi-Annual Report - June 28, 2024

of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices
Exchange Traded Funds	Exchange traded close price.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.

Semi-Annual Report - June 28, 2024

As of June 28, 2024, the inputs used to value the investments of the Empower Large Cap Value Fund are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. For the remaining Funds, all the investments were valued using Level 1 inputs, except for Short Term Investments, which were valued using Level 2 inputs.
Empower Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$54,053,698	$—	$—	$54,053,698
Communications	58,189,403	—	—	58,189,403
Consumer, Cyclical	130,868,218	—	—	130,868,218
Consumer, Non-cyclical	370,107,580	10,250,556	—	380,358,136
Energy	98,911,957	25,639,599	—	124,551,556
Financial	329,643,503	9,209,964	—	338,853,467
Industrial	170,774,808	9,863,536	—	180,638,344
Technology	133,228,260	8,305,919	—	141,534,179
Utilities	82,223,659	—	—	82,223,659
	1,428,001,086	63,269,574	—	1,491,270,660
Convertible Preferred Stock	—	1,213,669	—	1,213,669
Preferred Stock	—	6,644,808	—	6,644,808
Exchange Traded Funds	5,804,617	—	—	5,804,617
Government Money Market Mutual Funds	—	4,852,737	—	4,852,737
Total investments, at fair value:	1,433,805,703	75,980,788	—	1,509,786,491
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	487,814	—	487,814
Total Assets	$1,433,805,703	$76,468,602	$—	$1,510,274,305
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(14,512)	—	(14,512)
Total Liabilities	$0	$(14,512)	$—	$(14,512)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Foreign Currency Translations and Transactions
The accounting records of the Funds are maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Fund and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.  These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Semi-Annual Report - June 28, 2024

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for REITs and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2024 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Empower Large Cap Growth Fund	$987,087,982	$508,292,375	$(10,069,777)	$498,222,598
Empower Large Cap Value Fund	1,228,368,191	332,107,472	(50,215,870)	281,891,602
Empower S&P 500® Index Fund	3,105,376,782	2,516,139,650	(194,733,535)	2,321,406,115
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause a Fund to lose money on investments denominated in foreign currencies.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk.  Liquidity risk is the risk that a Fund will be unable to sell or close out the derivative in the open market in a timely manner.  Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received.  In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
A Fund may be subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.  These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels.  Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.

Semi-Annual Report - June 28, 2024

Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. A Fund will attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association ("ISDA") master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by a Fund of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments.  The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation.  Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Large Cap Value Fund
Forward Currency Exchange Contracts:
Average notional amount	$50,475,878
Empower S&P 500® Index Fund
Futures Contracts:
Average long contracts	350
Average notional long	$88,991,802
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 28, 2024 is as follows:

Semi-Annual Report - June 28, 2024

Empower Large Cap Value Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$487,814	Unrealized depreciation on forward foreign currency contracts	$(14,512)
Empower S&P 500® Index Fund
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$62,380(a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 28, 2024 is as follows:
Empower Large Cap Value Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(70,317)	Net change in unrealized appreciation on forward foreign currency contracts	$1,254,477
Empower S&P 500® Index Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$11,931,857	Net change in unrealized depreciation on futures contracts	$(3,157,973)
3.  OFFSETTING ASSETS AND LIABILITIES
The Empower Large Cap Value Fund may enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial instruments that, if applicable, were subject to an enforceable master netting arrangement as of June 28, 2024.
Empower Large Cap Value Fund
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Assets (forward contracts)	$487,814	$—	$—	$—	$487,814
Derivative Liabilities (forward contracts)	$(14,512)	$—	$—	$—	$(14,512)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

Semi-Annual Report - June 28, 2024

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Large Cap Growth Fund	0.62% up to $1 billion dollars
0.57% over $1 billion dollars
0.52% over $2 billion dollars
Empower Large Cap Value Fund	0.61% up to $1 billion dollars
0.56% over $1 billion dollars
0.51% over $2 billion dollars
Empower S&P 500® Index Fund	0.21% up to $1 billion dollars
0.16% over $1 billion dollars
0.11% over $2 billion dollars
0.09% over $3 billion dollars
ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2025 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower Large Cap Growth Fund	0.63%
Empower Large Cap Value Fund	0.61%
Empower S&P 500® Index Fund	0.23%
ECM contractually agreed to permanently reimburse expenses and/or pay the Empower Large Cap Value Fund if expenses of the Investor II Class exceed 0.81% of the Class’s average daily net assets ("Expense Cap"). Under the terms of the expense limitation agreement, the Expense Cap survives the termination of the expense limitation agreement. It may be terminated only upon termination of the Empower Large Cap Value Fund’s advisory agreement with ECM or by the Board of Empower Funds. The amount reimbursed, if any, is reflected in the Statement of Operations.
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of June 28, 2024, the amounts subject to recoupment were as follows:
Empower Large Cap Growth Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by the Adviser
$71,480	$138,651	$99,296	$35,869	$0

Semi-Annual Report - June 28, 2024

Empower Large Cap Value Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by the Adviser
$61,237	$115,416	$80,780	$78,042	$0
Empower S&P 500® Index Fund
Expires December 31, 2024	Expires December 31, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$1,708	$1,186	$0
ECM and Empower Funds entered into a sub-advisory agreement with and is responsible for compensating the sub-advisers below for their services:
Empower Large Cap Growth Fund - Amundi Asset Management US, Inc and J.P. Morgan Investment Management, Inc.
Empower Large Cap Value Fund - Putnam Investment Management, LLC, and T. Rowe Price Associates, Inc.
Empower S&P 500® Index Fund - Irish Life Investment Managers Limited, an affiliate of the Adviser and Empower of America. ILIM receives a monthly compensation for its services at the annual rate of 0.0075% of the Fund’s net assets.
Empower Funds entered into a shareholder services agreement with Empower, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund and Investor II Class shares of the Empower Large Cap Value Fund, a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market each Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $770,000 for the fiscal period ended June 28, 2024.
5.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 28, 2024, the aggregate cost of purchases and proceeds from sales of investments, excluding all U.S. Government securities and short-term securities, were as follows:
	Purchases	Sales
Empower Large Cap Growth Fund	$214,596,770	$273,150,077
Empower Large Cap Value Fund	313,226,616	527,098,075
Empower S&P 500® Index Fund	542,102,808	42,065,670
For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the

Semi-Annual Report - June 28, 2024

delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
Collateral was invested in Government Money Market Funds. The Government Money Market Funds can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. As of June 28, 2024, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Large Cap Growth Fund	$5,227,332	$5,379,326
Empower Large Cap Value Fund	4,632,822	4,852,737
Empower S&P 500® Index Fund	2,489,545	2,555,700

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed.  The following tables summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 28, 2024.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
Empower Large Cap Growth Fund	Total(a)
Common Stocks	$5,379,326
Total secured borrowings	$5,379,326
Empower Large Cap Value Fund	Total(a)
Common Stocks	$3,564,685
Convertible Preferred Stock	1,288,052
Total secured borrowings	$4,852,737
Empower S&P 500® Index Fund	Total(a)
Common Stocks	$2,555,700
Total secured borrowings	$2,555,700
(a)	The remaining contractual maturity of the secured borrowing related to each class of collateral is overnight and continuous.
7.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 28, 2024, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 28, 2024

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-PORT. Empower Funds’ Form N-PORT reports are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds' accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract
Empower Large Cap Growth Fund
The Board of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of Empower Large Cap Growth Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement”) by and among the Company, ECM and each of Amundi Asset Management US, Inc. (“Amundi”) and J.P. Morgan Investment Management Inc. (“JPMIM” and together with Amundi, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund.  (The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of Amundi and JPMIM.  In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person.  Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information

Semi-Annual Report - June 28, 2024

regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower of America.  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took

Semi-Annual Report - June 28, 2024

into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  Among other things, the Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2023 for the Investor Class, and, with respect to the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2023.  In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and the performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that, with the exception of the one-year period ended December 31, 2023, the annualized returns of each class of the Fund exceeded its respective performance universe median for each period reviewed.  Specifically, the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2023 were in the fifth, second, first and first quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers).  As to the Fund’s Institutional Class, the Board observed that the annualized returns for the one-, three- and five-year periods ended December 31, 2023 were in the fifth, second and first quintiles, respectively, of its performance universe.  The Board also observed that the Fund underperformed the Russell 1000 Growth Index for each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions.  In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary.  The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.

Semi-Annual Report - June 28, 2024

Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund.  The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class as compared to shares of other sub-advised funds within the same Morningstar peer group and publicly-disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that, ECM’s management fee includes fund accounting and fund administration services.  In addition, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2025, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, as to each class of the Fund, the Contractual Management Fee and total annual operating expense ratio was lower than the median management fee and median expense ratio, respectively, of its respective peer group of funds.  With respect to the total annual operating expense ratio, the Board further observed that the ratio, as to each class of the Fund, was in the third quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).  In considering the foregoing, the Board took into account the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  The Board also received information regarding the fees charged to various institutional separate accounts and other products - including a proprietary mutual fund and a collective investment trust - managed by Amundi in the same investment style as the Fund.  The Board noted that Amundi attributed certain differences in fee schedules to customized client servicing requirements and individual client needs.  With respect to JPMIM, the Board received information regarding the fee schedule for other sub-advised clients managed with JPMIM’s large cap growth strategy.  The Board considered JPMIM’s statement that fee schedules take into account various factors, including, but not limited to, the overall relationship, initial size of the mandate, anticipated flows and projected growth, fees charged for comparable products in the fund industry and existing fee schedules.  Also noted was JPMIM’s view that the Fund’s sub-advisory fees are competitive and in line with similar mandates.  Taking into account the foregoing, the Board noted that any fees charged by the Sub-Advisers to other similar accounts and products appeared to be competitive with the fee charged to ECM for the Fund.  In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between ECM and each of the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by each Sub-Adviser.  The Board reviewed the financial statements and profitability information from ECM and the Sub-Advisers.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable,

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profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Advisers were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board noted that both the management fee schedule and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased.  The Board considered that, although the breakpoints in each sub-advisory fee schedule take effect at lower asset levels than for the management fee, the sub-advisory fee under each Sub-Advisory Agreement is paid by ECM out of the management fee it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length.  In this connection, the Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board.  As to the Sub-Advisers, the Board noted JPMIM’s statement that it is aware of no direct or indirect benefits that have been derived from its relationship to the Fund and, similarly, Amundi’s statement that it does not receive fall-out benefits as a result of providing sub-advisory services to the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers, and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

Semi-Annual Report - June 28, 2024

Empower Large Cap Value Fund
The Board of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of Empower Large Cap Value Fund, a series of the Company (the “Fund” and together with the Company’s other series, the “Empower Funds”); (ii) the investment sub-advisory agreement (the “Putnam Sub-Advisory Agreement”) by and among the Company, ECM and Putnam Investment Management, LLC (“Putnam”), with respect to the Fund; and (iii) the investment sub-advisory agreement (the “T. Rowe Price Sub-Advisory Agreement”) by and among the Company, ECM and T. Rowe Price Associates, Inc. (“T. Rowe Price” and together with Putnam, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund.  (The Putnam Sub-Advisory Agreement and the T. Rowe Price Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.”)  (ECM is a wholly-owned subsidiary of Empower of America.)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of Putnam and T. Rowe Price.  In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend sub-advisory agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person.  Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.

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In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each of the Agreements was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Empower is a wholly-owned subsidiary of Empower of America.  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory

Semi-Annual Report - June 28, 2024

developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2023, for the Fund’s Investor Class, and, for the Fund’s Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2023.  In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and the performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns of each class of the Fund exceeded its respective performance universe median for each period reviewed.  Specifically, the annualized returns of each class of the Fund were in the second quintile of its respective performance universe for each period (the first quintile being the best performers and the fifth quintile being the worst performers), with the exception of the annualized returns of each class for the one-year period ended December 31, 2023, which were in the third quintile of its respective performance universe.  Similarly, the Board observed that the Fund’s annualized returns exceeded the Russell 1000 Value Index for each period reviewed with the exception of the ten-year period ended December 31, 2023 for the Investor Class, which underperformed the Russell 1000 Value Index by 2 basis points.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions.  In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary.  The Board’s assessment of performance was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and Putnam from their relationships with the Fund.  The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  The Board further noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2025, to limit the fees and expenses of the Fund.
In evaluating the management fees and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in

Semi-Annual Report - June 28, 2024

comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, as to each class of the Fund, the Contractual Management Fee was lower than the median management fee of its respective peer group of funds.  The Board also observed that the Fund’s total annual operating expense ratio was in the third quintile of its peer group as to the Investor Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), specifically ranking in the 53rd percentile of its peer group, and, with respect to the Institutional Class, was in the first quintile of its peer group.  In considering the foregoing, the Board took into account the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  The Board also received information from T. Rowe Price regarding its standard fee schedule for actively managed non-investment company separate accounts using an investment strategy similar to the Fund, as well as the fees charged by the Sub-Adviser to its retail mutual fund and several other sub-advised mutual funds it manages in the same investment style as the Fund.  The Board noted the statement from T. Rowe Price that variances in fee schedules may be attributable to various factors, including portfolio size, overall client relationship, nature of services provided, investment strategies offered and other factors.  The Board reviewed the foregoing, as well as T. Rowe Price’s statements regarding the process for negotiating sub-advisory fee schedules with unaffiliated advisers and certain differences in fee schedules resulting from this process.  For Putnam, the Board received information regarding its standard institutional fee schedule for the large cap value strategy, its proprietary mutual fund and the fee charged by the Sub-Adviser to ECM for another Empower Fund managed with a U.S. equity strategy.  The Board noted Putnam’s statement that any differences in fee schedules relate to the entirety of the client’s relationship with Putnam, individual client needs and reporting requirements, among other things.  The Board reviewed the foregoing and each Sub-Adviser’s explanation for any differences in fee schedules and noted that the fees charged by each Sub-Adviser for these other accounts and products appeared to be competitive to the fees charged to ECM for the Fund.  In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and Putnam.  The Board reviewed the financial statements from ECM and each Sub-Adviser and profitability information from ECM and Putnam.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.  In evaluating the information provided by Putnam, the Board noted that Putnam’s profitability was based on the aggregate profitability for providing sub-advisory services to two Empower Funds, including the Fund.  With respect to T. Rowe Price, the Board considered the firm’s statement noted that it would be extremely burdensome to assign the costs and expenses associated with its services and personnel to the Fund and, for this reason, it does not generally prepare fund or account-level profitability analyses for sub-advisory relationships.  The Board noted that since the agreement with T. Rowe Price is arm’s length, such information regarding T. Rowe Price was not relevant to its consideration of the continuation of the T. Rowe Price Sub-Advisory Agreement.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services provided.

Semi-Annual Report - June 28, 2024

Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board noted that both the management fee schedule and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased.  The Board also noted that ECM and T. Rowe Price have implemented a relationship pricing discount based on the combined assets of the Fund and another series of the Company sub-advised by T. Rowe Price (together, the “T. Rowe Price Sub-Advised Funds”), which reduces the sub-advisory fees at specified combined asset levels as the assets of the T. Rowe Price Sub-Advised Funds increase.  The Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.
As the Board considered the foregoing, including that the breakpoints in the sub-advisory fee schedules take effect at lower assets levels than for the management fee, the Board took into account that the sub-advisory fee under each Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement.  The Board also recalled its observation that the Contractual Management Fee for each class of the Fund was lower than the median contractual management fee of its peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that Putnam may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers.  The Board also noted Putnam’s statement that the Fund’s performance record forms part of the overall performance record of the Sub-Adviser and, as a result, prospective advisory clients may consider Fund performance records in selecting Putnam to manage a portion of their assets, a benefit that the Sub-Adviser believes does not result in a material economic value.  As to T. Rowe Price, the Board noted the Sub-Adviser’s statement that it is not aware of any indirect benefits derived from its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.

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Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower S&P 500® Index Fund
The Board of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of Empower S&P 500 Index Fund, a series of the Company (the “Fund,” and together with the Company’s other series, the “Empower Funds”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, ECM and Irish Life Investment Managers Limited (the “Sub-Adviser” or “ILIM”), with respect to the Fund.  (ECM is a wholly-owned subsidiary of Empower of America.  ILIM is an affiliate of ECM and Empower of America.)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Trustees convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.

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Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Empower is a wholly-owned subsidiary of Empower of America.  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund and each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered, as applicable, each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board noted the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.

Semi-Annual Report - June 28, 2024

Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) 500® Index (the “Index”).  Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2023 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2023.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for each of the one-, three-, five- and ten-year periods ended December 31, 2023, respectively (the first quintile being the best performers and the fifth quintile being the worst performers), with specific rankings in the 73rd, 65th, 67th and 68th percentiles of its performance universe, respectively.  However, the Board also noted that the annualized returns of the Fund’s Institutional Class were above its performance universe median for each period reviewed, ranking in the third, second and second quintiles of its performance universe for the one‑, three-, and five-year periods ended December 31, 2023, respectively.
In evaluating the performance data, the Board considered the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, noting that the Fund is not actively managed.  Taking the foregoing into account and the expectations of shareholders in this regard, the Board further noted that the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds.  In this regard, the Board observed that, although the Fund underperformed the Index for each period reviewed, such underperformance was attributable primarily to the Fund’s fees and expenses and that the Fund’s performance on a gross of fees and expenses basis (i.e., excluding the effect of fees and expenses on Fund performance) trailed but was generally consistent with the Index, indicating that the Fund tracked the Index in an appropriate manner.
The Board considered the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things.  In addition, the Board considered ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund.  The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  Furthermore, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2025, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in

Semi-Annual Report - June 28, 2024

comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, although the Contractual Management Fee for the Institutional Class was higher than its peer group median contractual management fee, the Contractual Management Fee for the Investor Class was lower than its peer group median contractual management fee.  The Board also observed that, as to each class of the Fund, the Fund’s total annual operating expense ratio was lower than the peer group median expense ratio, ranking in the third quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).  In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to ECM for the other series of the Company sub-advised by ILIM, including other equity index funds and passively managed sleeves of two other equity funds (collectively, the “ILIM Sub-Advised Funds”).  The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and for similar services.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser.  The Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.  In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board considered that, as noted earlier, the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased.  The Board also considered the data provided by the Independent Consultant,

Semi-Annual Report - June 28, 2024

reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.  Furthermore, the Board considered that the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.
The Board noted where services were provided to the Fund by affiliates of ECM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, the Sub-Adviser or their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

Semi-Annual Report - June 28, 2024

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 14, 2024

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 14, 2024